Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

18 Accumulated Other Comprehensive Income (Loss)

Total comprehensive income (loss) represents net income (loss) plus the results of certain equity changes not reflected in the Consolidated Statements of Operations. The after-tax components of accumulated other comprehensive income (loss) and their corresponding changes are shown below:

	Currency translation differences	Change in fair value cash flow hedges	Net actuarial gain/(losses)	Unrealized gains/losses available-for sale securities	Accumulated Other Comprehensive Income (loss)
As of December 31, 2016	113	(2)	(81)	4	34
Other comprehensive income (loss) before reclassifications	156	29	(20)	(3)	162
Amounts reclassified out of accumulated other comprehensive income (loss)	-	(15)	-	(6)	(21)
Income tax effects	-	(4)	4	2	2
Other comprehensive income (loss)	156	10	(16)	(7)	143
As of December 31, 2017	269	8	(97)	(3)	177
Other comprehensive income (loss) before reclassifications	(51)	(10)	9	-	(52)
Amounts reclassified out of accumulated other comprehensive income (loss)	-	(4)	-	3	(1)
Income tax effects	-	3	(4)	-	(1)
Other comprehensive income (loss)	(51)	(11)	5	3	(54)
As of December 31, 2018	218	(3)	(92)	-	123